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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/09
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 41
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Peter Neumeier             Carmel, California      8/14/09
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
    --------------------        ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 52
                                        --------------------

Form 13F Information Table Value Total: $152382
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------    --------------------         ---------------------------------
    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COL. 6  COLUMN 7        COLUMN 8
------------------------------  -------------- --------- -------- ---------------- -------- -------- ----------------------
                                                          VALUE   SHARES/ SH/ PUT/ INVESTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS  SOLE   SHARED   NONE
------------------------------  -------------- --------- -------- ------- --- ---- -------- -------- ------ --------- -----
Acacia Research                      COM       003881307     3688  468650            468650 NONE     343150    125500
Ace Limited                          COM       037964964      212    4800              4800            4800         0
Amedisys Inc.                        COM       023436108     3348  101400            101400           78575     22825
Banco Stantander Chile               COM       05965X109      233    5000              5000            5000         0
Berkshire Hathaway Inc.-CL B         CLB       084670207      579     200               200             200         0
Bio-Rad Laboratories                 COM       090572207     6814   90275             90275           61775     28500
Burlington Northern, Inc.            COM       12189T104      485    6600              6600            6600         0
Camco International Ltd.             COM       G18708100      179  437000            437000          437000         0
Cameron International                COM       13342B105      170    6000              6000            6000         0
Canadian National Rail               COM       136375102      352    8200              8200            8200         0
Casey's General Stores, Inc.         COM       147528103     1209   47065             47065           32250     14815
Catalyst Health Solutions            COM       14888B103     5035  201900            201900          157000     44900
Climate Exchange PLC                 COM       G2311R103       78    5500              5500            5500         0
FTI Consulting                       COM       302941109     2090   41200             41200           31975      9225
Hanover Insurance Group              COM       410867105     5477  143720            143720          100675     43045
Harsco Corporation                   COM       415864107     1061   37500             37500           37500         0
Holly Corporation                    COM       435758305     3247  180575            180575          122900     57675
IPC Holdings Ltd.                    COM       G4933P101     9088  332393            332393          222450    109525
Jack Henry & Associates Inc.         COM       426281101     5464  263325            263325          226450     36875
Jacobs Engineering Group             COM       469814107     1801   42780             42780           31360     11420
JB Hunt Transport Services           COM       445658107     4640  151875            151875          106925     44950
Kirby Corporation                    COM       497266106     8130  255750            255750          184425     71325
Lennox International Inc.            COM       526107107     5426  168975            168975          111975     57000
LMI Aerospace                        COM       502079106     3420  337900            337900          230800    107100
Maximus Inc.                         COM       577933104     1336   32400             32400           26400      6000
Micros Systems Inc.                  COM       594901100     2026   80000             80000           80000         0
MTS Systems Corporation              COM       553777103     1776   86000             86000           75000     11000

                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COL. 6  COLUMN 7        COLUMN 8
------------------------------  -------------- --------- -------- ---------------- -------- -------- ----------------------
                                                          VALUE   SHARES/ SH/ PUT/ INVESTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS  SOLE   SHARED   NONE
------------------------------  -------------- --------- -------- ------- --- ---- -------- -------- ------ --------- -----
NBTY, Inc.                           COM       628782104     5436  193325            193325 NONE     144250     49075
National Oilwell Varco               COM       637071101      405   12400             12400           12400         0
Northwest Pipe Company               COM       667746101     1152   33150             33150           25150      8000
Oceaneering International            COM       675232102     5905  130650            130650           76000     54650
Patterson Companies Inc.             COM       703395103     4277  197100            197100          150275     46825
Platinum Underwriters                COM       G7127P100     5326  186300            186300          126475     59825
Potash Corporation                   COM       73755L107      186    2000              2000            2000         0
Priceline.com                        COM       741503403     2049   18370             18370           12545      5825
Regal-Beloit Corp.                   COM       758750103     4311  108525            108525           73775     34750
SGL Carbon AG                        COM       D6949M108      141    4600              4600            4600         0
SPDR Gold Trust                      ETF       863307104     5373   58925             58925            7200     51725
SPDR S&P Retail EFT                  ETF       78464A714     3491  126000            126000           13100    112900
Spartan Stores, Inc.                 COM       846822104     3525  284025            284025          205700     78325
Stantec Inc.                         COM       85472N109     4136  172100            172100          128750     43350
Steven Madden, Ltd.                  COM       556269108     4703  185800            185800          127900     57900
Superior Energy Service              COM       868157108     6080  352050            352050          254875     97175
T-3 Energy Services                  COM       87306E107     2956  248200            248200          193800     54400
Tekelec                              COM       879101103     1515   90000             90000           90000         0
Telvent GIT SA                       COM       E90215109      108    5000              5000            5000         0
Teva Pharmaceutical                  COM       881624209      518   10500             10500           10500         0
The Charles Schwab Corp.             COM       808513105      281   16000             16000           16000         0
Trading Emissions PLC                COM       G9006F104      472  282461            282461          282461         0
Vossloh AG                           COM       D9494V101      473    3950              3950            3950         0
Wabtec Corporation                   COM       929740108     6202  192775            192775          139400     53375
Warnaco Group Inc.                   COM       934390402     5997  185100            185100          125400     59700